Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.24

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2023060379	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	XXX Coverage Amount is less than Required Coverage Amount	XXX Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (Guaranteed Replacement Coverage indicator is 'Yes') - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. In the file there should have been an Replacement Cost Estimator for $XXX and HOI coverage is $XXX we have more than enough coverage. Re-uploaded RCE - Seller-XXX
														XXX Amount of $XXX is less than Required Coverage Amount of $XXX and Guaranteed Replacement Coverage indicator is 'No' - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. In the file there should have been an Replacement Cost Estimator for $XXX and HOI coverage is $XXX we have more than enough coverage. Re-uploaded RCE - Seller-XXX	Resolved-XXX Amount of $XXX is equal to or greater than Required Coverage Amount of $XXX or Guaranteed Replacement Coverage is present (XXX') - Due Diligence Vendor-XXX	XXX XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060387	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Resolved-Audited CLTV of XXX% is less than or equal to Guideline CLTV of 85% - Due Diligence Vendor-XXX
Ready for Review-Pls note: That the Broker CR is always pulled prior to XXX. Therefore we have the right to use the Brokers CR when using . We do not go back to the Broker for them to XXX. Also note the loan was locked with the XXX. - Seller-XXX
Counter-The referenced XXX on page XXX dated XXX is older than the XXX used in our review dated XXX on page XXX. A more current credit report would suffice. - Due Diligence Vendor-XXX
Ready for Review-We used Broker Credit Report; pls see page XXX. Score is XXX which we can go to XXX% LTV - Seller-XXX
Open-Audited CLTV of XXX% exceeds Guideline CLTV of XXX% Audited CLTV of XXX% exceeds Guideline CLTV of XXX% The qualifying FICO score based on the credit report on pg XXX is XXX. According the XXX the max LTV for a XXX FICO is XXX%. Please provide justification or exception. - Due Diligence VendorXXX
Open-Audited CLTV of XXX% exceeds Guideline CLTV of XXX% - Due Diligence Vendor-XXX	Ready for Review-Pls note: That the Broker CR is always pulled prior to XXX. Therefore we have the right to use the Broker CR when using . We do not go back to the Broker for them to re-run CR. Also note the loan was locked with the Broker CR. - Seller-XXX
 Ready for Review-We used XXX Credit Report; pls see page XXX. Score is XXX which we can go to XXX% LTV - SellerXXX
																Resolved-Audited CLTV of XXX% is less than or equal to Guideline CLTV ofXXX% - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060387	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Resolved-Audited HLTV of XXX% is less than or equal to Guideline HCLTV of 85% - Due Diligence VendorXXX
Ready for Review-Pls note: That the Broker CR is always pulled prior to XXX. Therefore we have the right to use the Broker CR when using . We do not go back to the Broker for them to re-run CR. Also note the loan was locked with the Broker CR. - Seller-XXX
Counter-The referenced XXX on page XXX dated  XXX is older than the XXX used in our review dated XXX on page XXX. A more current credit report would suffice. - Due Diligence VendorXXX
Ready for Review-We used XXX Credit Report; pls see page XXX. Score is XXX which we can go to XXX% LTV - Seller-XXX
Open-Audited HLTV of XXX% exceeds Guideline  CLTV of 80% Audited XXX of XXX% exceeds Guideline CLTV of 80% The qualifying FICO score based on the credit report on pgXXX is XXX. According the XXX the max LTV for a XXX FICO is XXX%. Please provide justification or exception. - Due Diligence VendorXXX
Open-Audited XXX of XXX% exceeds Guideline CLTV of 80% - Due Diligence Vendor-XXX.	Ready for Review-Pls note: That the Broker CR is always pulled prior to XXX. Therefore we have the right to use the Broker CR when using . We do not go back to the Broker for them to re-run CR. Also note the loan was locked with the Broker CR. - Seller-XXX
															Ready for Review-We used XXX Credit Report; pls see page XXX. Score is XXX which we can go to XXX% LTV - Seller-XXX	Resolved-Audited HLTV of XXX% is less than or equal to Guideline XXX of XXX% - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060387	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Audited LTV of XXX% is less than or equal to Guideline LTV of 85% - Due Diligence Vendor-XXX
Ready for Review-Pls note: That the XXX is always pulled prior to XXX. Therefore we have the right to use the Broker CR when using . We do not go back to the Broker for them to re-run CR. Also note the loan was locked with the XXX. - Seller-XXX
Counter-The referenced XXX on page XXX dated XXX is older than the XXX used in our review dated XXX on page XXX. A more current credit report would suffice. - Due Diligence Vendor-XXX
Ready for Review-We used Broker Credit Report; pls see page XXX. Score is XXX. which we can go to XXX% LTV - Seller-XXX
Open-Audited LTV of XXX% exceeds Guideline LTV of 80% - Due Diligence Vendor-XXX	Ready for Review-Pls note: That the XXX is always pulled prior to XXX. Therefore we have the right to use the XXX when using . We do not go back to the XXX for them to re-run XXX. Also note the loan was locked with the Broker CR. - Seller-XXX
 Ready for Review-We used XXX Credit Report; pls see page XXX. Score is XXX which we can go to XXX% LTV - Seller-XXX
																Resolved-Audited LTV of XXX% is less than or equal to Guideline LTV ofXXX% - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060383	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	XXX Effective Date is after the Note Date	Resolved-Updated XXX has been submitted and effective dates corrected. XXX date is no longer after the Note date. - Due Diligence Vendor-XXX
Resolved-XXX Effective Date ofXXX is prior to or equal to the Note Date of XXX Or XXX  Effective Date Is Not Provided - Due Diligence VendorXXX
Ready for Review-Document Uploaded.  - Seller-XXX

Open-XXX Effective Date of XXX is after the Note Date of XXX & Disbursement date is also XXX hence finding remains open - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Updated XXX has been submitted and effective dates corrected. XXX date is no longer after the Note date. - Due Diligence VendorXXX
 Resolved-XXX Effective Date of XXX is prior to or equal to the Note Date ofXXX OrXXX Effective Date Is Not Provided - Due Diligence VendorXXX

																	XXX XXX Updated HOI Policy.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060388	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	XXX Effective Date is after the Note Date	Resolved-XXX does hereby attest that per the XXX there has been no claims placed on this property, prior to effective date of policy (XXX). Per Insurance Company. See Supporting Document Uploaded. - Due Diligence Vendor XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-XXX Effective Date of XXX is after the Note Date of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX does hereby attest that per the XXX there has been no claims placed on this property, prior to effective date of policy (XXX). Per XXX. See Supporting Document Uploaded. - Due Diligence VendorXXX
																	XXX XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060083	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-The Initial 1003 is Missing initial 1003 Missing in file - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-The Initial 1003 is Present - Due Diligence Vendor-XXX	XXX XXX Initial 1003.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060389	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
														Open-Fraud Report Shows Uncleared Alerts The Fraud Report dated XXX on page XXX reflects Unleared Alerts for the Borrower (XXX). - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX	XXX XXX No Information.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2023060391	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Insurance	XXX Effective Date is after the Note Date	Resolved-XXX Effective Date ofXXX is prior to or equal to the Note Date of XXX Or XXX Effective Date Is Not Provided - Due Diligence VendorXXX

Ready for Review-Document Uploaded.  - Seller-XXX
Open-XXX Effective Date of XXX is after the Note Date ofXXX . - Due Diligence VendorXXX
														Open-XXX Effective Date of XXX is after the Note Date of XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX Effective Date of XXX is prior to or equal to the Note Date of XXX Or XXX Effective Date Is Not Provided - Due Diligence VendorXXX	XXX XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A